Income tax recovery and deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2018
Income tax recovery and deferred tax assets and liabilities [Abstract]
Income tax recovery and deferred tax assets and liabilities
10.	Income tax recovery and deferred tax assets and liabilities

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
Loss before tax	$(10,039,812)	$(11,366,372)	$(8,973,347)
Statutory tax rate	27%	26%	26%
Expected income tax recovery at the statutory tax rate	(2,710,749)	(2,955,257)	(2,333,070)
Stock-based compensation	871,697	231,273	1,228,726
Changes in fair value of warrant derivative	(2,080,904)	48,430	-
Share issue costs and other	(969,673)	256,445	(231,643)
Effect of change in tax rate	-	(149,561)	-
SR&ED expenditures	-	183,351	-
Temporary differences not recognized	4,887,962	2,385,319	1,335,987
Income tax recovery	$(1,667)	$-	$-

The Company has the following deductible (taxable) temporary differences:

	December 31, 2018	December 31, 2017	December 31, 2016
Non-capital loss carry-forwards	$25,284,214	$11,436,565	$5,019,398
Property, plant and equipment	330,963	141,271	23,197
Share issue costs	4,969,038	1,983,154	737,637
SR&ED expenditures	2,331,495	1,397,672	-
Other	(411,487)	(558,000)	-
	32,504,223	14,400,662	5,780,232
Deferred tax assets not recognized	(33,059,017)	(14,955,454)	(5,780,232)
Deferred tax liability	(554,794)	(554,794)	-
			-
Deferred tax liability (tax effected at 27%)	$(149,794)	$(149,794)	$-